Available-for sale securities	9 Months Ended
Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for sale securities

13. Available-for sale securities

The following table summarizes the Company’s available-for-sale investments as of September 30, 2016:

	September 30, 2016
	Amortized Cost	Unrealized Loss	Fair Value
Government bonds and agency obligations	$11,032	$(3)	$11,029
Certificates of deposit	4,658	—	4,658
Corporate bonds	4,358	(2)	4,356

Total available-for-sale investments	$20,048	$(5)	$20,043